NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31,
	2023	2022	2021
Net (loss) income	$(246,487)	$(2,146,318)	$47,312

Weighted average shares outstanding - basic	379,863	340,647	207,263
Add: Dilutive share-based compensation awards	—	—	26,042
Weighted average shares outstanding - diluted	379,863	340,647	233,305

Net (loss) income per share - basic	$(0.65)	$(6.30)	$0.23
Net (loss) income per share - diluted	$(0.65)	$(6.30)	$0.20

Schedule of Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share

	Year Ended December 31,
	2023	2022	2021
Stock options	22,575	23,915	6,716
Warrants	14,892	18,311	—
Restricted stock	38,358	45,217	84,035
Convertible Notes	69,998	69,998	—
Share settled liability	—	—	1,943
SPAC vesting shares	1,725	1,725	—
Total potentially dilutive shares	147,548	159,166	92,694